September 7, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Index Funds (the Trust)
File No. 2-56846

Commissioners:

We respectfully submit the enclosed 120th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated September 7, 2010, the Trust and its distributor, Vanguard Marketing Corporation, request an accelerated effective date of September 7, 2010, pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purposes of this Post-Effective Amendment 120 are to: (1) address comments of the Commissions’s staff regarding the prior Amendments 118 and 119; and (2) effect a number of non-material editorial changes. Please note that Post-Effective Amendment 120 is otherwise identical to Post-Effective Amendments 118 and 119, which were filed on June 25, 2010, and August 31, 2010, respectively.

We appreciate the Staff’s assistance and thank you for your consideration. If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

cc: Christian Sandoe, Esquire

U.S. Securities & Exchange Commission

Appendix A
461(a) Acceleration Request

September 7, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Index Funds
File No. 2-56846

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Index Funds (the Trust) and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 120th Post-Effective Amendment (PEA) of the Trust’s registration statement on Form N-1A be accelerated to September 7, 2010. We filed PEA 120 today, September 7, 2010.

PEA 120 (1) addresses comments of the Commissions’s staff concerning PEA 118, which introduced a new exchange-traded share class (ETF Shares) for Vanguard 500 Index Fund, a series of the Trust, and PEA 119, which designated a new effective date for the filing that we made on June 25, 2010, pursuant to Rule 485(a); and (2) effects a number of non-material editorial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact Judith L. Gaines at (610) 669-1538.

Sincerely,

VANGUARD INDEX FUNDS

/s/ F. William McNabb by Heidi Stam

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Name: F. William McNabb III (Heidi Stam)*

Title: Chairman and Chief Executive Officer

VANGUARD MARKETING CORPORATION, Distributor

/s/ Michael Kimmel

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Name: Michael Kimmel

Title: Secretary

*Pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683.

cc: Christian Sandoe, Esquire

U.S. Securities & Exchange Commission